Inventories, net	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
Inventories, net

Note 6 — Inventories, net

Inventories, net consist of the following:

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Raw materials	1,539,710	1,437,771	200,845
Finished goods	76,899	4,542	635
Total	1,616,609	1,442,313	201,480
Less: Inventory allowance	(850,926)	(850,926)	(118,868)
Inventories, net	765,683	591,387	82,612